Payables and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts	$ 411	$ 198	$ 160
Accruals on capital spending	52	15	19
Customer rebates accruals	51	3	5
Equity-based compensation (note 15)	69	52	25
Compensation	172	61	42
Export duties (note 25)	11	13	14
Dividends	21	11	11
Interest	4	4	4
Lease obligation - current portion	11	2	0
Accrued sales and city taxes	26	10	8
Other	20	20	17
Payables and accrued liabilities (note 10)	$ 848	$ 389	$ 305